GMO SERIES TRUST

Supplement dated January 17, 2014 to the GMO Series Trust Prospectus dated August 31, 2013 and Statement of Additional Information dated August 31, 2013, as revised October 1, 2013, each as supplemented

Fund Terminations

The Board of Trustees (the “Board”) of GMO Series Trust (the “Trust”) has approved the termination of GMO Developed World Stock Series Fund, GMO International Core Equity Series Fund, GMO International Growth Equity Series Fund, GMO International Large/Mid Cap Value Series Fund, GMO U.S. Equity Allocation Series Fund, GMO U.S. Growth Series Fund, and GMO U.S. Intrinsic Value Series Fund (collectively, the “Liquidating Funds”), none of which had commenced operations. All references to each Liquidating Fund in the Prospectus and Statement of Additional Information are amended to reflect the foregoing.

Changes to Fund Names and Policies – GMO International Opportunities Equity Allocation Series Fund

The Board has approved the name change of “GMO International Opportunities Equity Allocation Series Fund” to “GMO International Developed Equity Allocation Series Fund” effective on or about February 12, 2014. As of such date, the Fund will adopt the following “name policy” to comply with the requirements of Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”): “Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments tied economically to developed markets.” For these purposes, “developed markets” means those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets).

In connection with the foregoing, the Board of Trustees of GMO Trust (the “GMO Trust Board”) has approved the name change of “GMO International Opportunities Equity Allocation Fund,” a series of GMO Trust offered pursuant to a separate prospectus in which one or more series of the Trust may invest (each such series of GMO Trust referred to herein as an “Underlying GMO Fund”), to “GMO International Developed Equity Allocation Fund” effective on or about February 12, 2014. As of such date, the Fund will adopt the following “name policy” to comply with the requirements of Rule 35d-1 under the 1940 Act: “Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments tied economically to developed markets.” For these purposes, “developed markets” means those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets). Effective on or about February 12, 2014, all references to the Fund in the Prospectus and Statement of Additional Information are amended to reflect the foregoing.

Reorganization of GMO U.S. Flexible Equities Fund into GMO U.S. Core Equity Fund

The GMO Trust Board has approved the merger (the “USF/USC Merger”) of GMO U.S. Flexible Equities Fund (“USF”) into GMO U.S. Core Equity Fund (“USC”), each an Underlying GMO Fund. Pursuant to the USF/USC Merger, USF will exchange its portfolio assets for shares of USC and will then distribute those shares to its shareholders and liquidate. The USF/USC Merger is expected to occur on or about January 24, 2014. Effective on or about January 24, 2014, all references to USF and USC in the Prospectus and Statement of Additional Information are amended to reflect the foregoing.

Reorganization of GMO Debt Opportunities Fund into GMO Short-Duration Collateral Fund; Changes to GMO Short-Duration Collateral Fund

The GMO Trust Board has approved the merger (the “DOF/SDCF Merger”) of GMO Debt Opportunities Fund (“DOF”) into GMO Short-Duration Collateral Fund (“SDCF”), each an Underlying GMO Fund. Pursuant to the DOF/SDCF Merger, DOF will exchange its portfolio assets for shares of SDCF and will then distribute those shares to its shareholders and liquidate. The DOF/SDCF Merger is expected to occur on or about February 12, 2014 (the “DOF/SDCF Merger Date”).

Following the completion of the DOF/SDCF Merger, SDCF will change its name to “GMO Debt Opportunities Fund” and will adopt the following “name policy” to comply with the requirements of Rule 35d-1 under the 1940 Act: “Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments.”

In connection with these changes, effective as of the DOF/SDCF Merger Date, all references to DOF and SDCF in the Prospectus and Statement of Additional Information are amended to reflect the foregoing, and the description of SDCF in the sub-section captioned “GMO Short-Duration Collateral Fund” in the section captioned “Investment in Other GMO Funds” beginning on page 111 of the Prospectus is replaced with the following:

GMO Debt Opportunities Fund (formerly GMO Short-Duration Collateral Fund). GMO Debt Opportunities Fund (“Debt Opportunities Fund”), a series of GMO Trust, is not offered by this Prospectus. Debt Opportunities Fund is managed by GMO.

Debt Opportunities Fund pays an investment management fee to the Manager at the annual rate of 0.25% of Debt Opportunities Fund’s average daily net assets for each class of shares. Class III pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets.

Debt Opportunities Fund’s investment objective is positive total return.

Debt Opportunities Fund invests primarily in debt investments and is not restricted in its exposure to any type of debt investment, without regard to credit rating. Debt Opportunities Fund may invest in debt investments issued by a wide range of private issuers and by federal, state, local, and non-U.S. governments (whether or not guaranteed or insured by those governments). Debt Opportunities Fund may invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, Debt Opportunities Fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. Debt Opportunities Fund also may use other exchange-traded and over-the-counter (“OTC”) derivatives. Debt Opportunities Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, Debt Opportunities Fund may have gross investment exposures in excess of its net assets (i.e., Debt Opportunities Fund may be leveraged) and therefore is subject to heightened risk of loss. Debt Opportunities Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Debt Opportunities Fund’s debt investments may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. Debt Opportunities Fund may invest in securities of any credit quality and has no limit on how much it may invest in below investment grade securities (commonly referred to as “junk bonds”).

As of the date of this Prospectus, Debt Opportunities Fund has invested substantially all of its assets in asset-backed securities, a substantial portion of which are below investment grade.

Debt Opportunities Fund also may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

In selecting debt investments for Debt Opportunities Fund’s portfolio, the Manager emphasizes issue selection in its investment process, which involves examination of various sectors of structured product. The Manager uses analytical techniques to seek to find relative value among sectors and individual securities. The factors considered and investment methods used by the Manager can change over time.

Debt Opportunities Fund does not maintain a specified interest rate duration for its portfolio.

Under normal circumstances, Debt Opportunities Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments.

If deemed prudent by the Manager, Debt Opportunities Fund may take temporary defensive positions.

A Fund that invests in Debt Opportunities Fund is subject to all of the risks to which Debt Opportunities Fund is exposed. The principal risks of an investment in Debt Opportunities Fund include Credit Risk, Market Risk — Asset-Backed Securities, Liquidity Risk, Focused Investment Risk, Management and Operational Risk, Market Risk — Fixed Income Investments, Derivatives Risk, Leveraging Risk, Counterparty Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk, Non-U.S. Investment Risk, and Currency Risk. Debt Opportunities Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Debt Opportunities Fund may affect Debt Opportunities Fund’s performance more than if Debt Opportunities Fund were a diversified investment company. Shareholders of each Fund investing in Debt Opportunities Fund are indirectly exposed to these risks.